SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Redemption Right [Member]
Convertible promissory notes	$ 1,200,000	$ 1,200,000
Property and Equipment [Member]
Computers and office equipment	5 years
Office furniture and fixtures	7 years
Depreciation rate	200.00%